Trade and other receivables, net - Allowance for doubtful accounts (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables, net
Opening balance	$ 282,791	$ 268,654	$ 170,016
Additions, net	16,253	14,158	107,725
Effect of change of control in subsidiaries	(5,517)	0	0
Accounts receivable write-off and uses	(2,383)	(21)	(9,087)
Closing balance	$ 291,144	$ 282,791	$ 268,654